Share-based awards- Partner Capital Investment Plan (Details)	12 Months Ended
	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2015 $ / shares shares	Mar. 31, 2014 $ / shares shares
Share-based awards
Share-based compensation expense | ¥	¥ 16,082,000,000	¥ 13,028,000,000	¥ 2,844,000,000
Partner Capital Investment Plan | Subscription rights
Share-based awards
Agreed-upon exercise price | $ / shares				$ 14.50	$ 14.50
Subscription period		4 years	4 years
Restriction period for the transfer shares		8 years	8 years
Number of shares underlying | shares				18,000,000	18,000,000
Number of shares offered and subscribed | shares	14,500,000
Share-based compensation expense | ¥	¥ 0	¥ 211,000,000	¥ 0
Subscription right fair value assumptions
Risk-free interest rate		1.50%	1.03%
Expected dividend yield		0.00%	0.00%
Expected life (years)		4 years	4 years
Expected volatility		38.10%	36.90%
Discount for post-vesting sale restrictions		35.00%	38.00%